Interests in Other Entities (Details)		12 Months Ended
	Feb. 22, 2024 shares	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Nov. 25, 2022
Interests in Other Entities [Abstract]
Acquired percentage			23.60%	17.50%
Received shares (in Shares) | shares	471,306
Impairment loss (in Dollars)
Share of losses			$ 39,379
investment reduced
Unrecognised losses			$ 39,379